JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 98.7%
Alternative Assets — 3.2%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,276	87,379
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	4,936	56,665
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,170	40,618

Total Alternative Assets		184,662

Fixed Income — 43.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	104,077	1,159,415
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	68,817	545,027
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,118	48,757
JPMorgan High Yield Fund Class R6 Shares (a)	21,864	150,860
JPMorgan Income Fund Class R6 Shares (a)	31,692	287,126
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	22,564	222,708
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	15,378	143,476

Total Fixed Income		2,557,369

International Equity — 12.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,852	123,140
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,196	91,191
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,348	94,677
JPMorgan International Equity Fund Class R6 Shares (a)	4,557	84,446
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	17,680	338,563

Total International Equity		732,017

U.S. Equity — 39.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	8,378	199,305
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	5,251	305,720
JPMorgan Large Cap Value Fund Class R6 Shares (a)	10,172	205,981
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	19,412	226,533
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,426	67,782
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	471	29,370
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,081	61,827
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,130	510,104
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	3,246	202,829
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,557	264,105
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,344	217,624

Total U.S. Equity		2,291,180

TOTAL INVESTMENT COMPANIES (Cost $4,725,120)		5,765,228

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b) (Cost $80,816)	80,816	80,816

Total Investments — 100.1% (Cost $4,805,936)		5,846,044
Liabilities in Excess of Other Assets — (0.1)%		(2,940)

Net Assets — 100.0%		5,843,104

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,846,044	$—	$—	$5,846,044

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,128,677	$151,106	$28,352	$(2,723)	$(89,293)	$1,159,415	104,077	$18,433	$8,813
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	503,785	101,617	17,010	(1,465)	(41,900)	545,027	68,817	10,306	3,769
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	55,446	1,810	—	—	(8,499)	48,757	7,118	1,809	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	149,181	21,297	—	—	(47,338)	123,140	3,852	897	4,174
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	105,446	10,021	—	—	(24,276)	91,191	5,196	2,650	2,529
JPMorgan Equity Income Fund Class R6 Shares (a)	184,505	6,329	—	—	8,471	199,305	8,378	2,767	3,563
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	102,184	2,542	—	—	(10,049)	94,677	3,348	2,542	—
JPMorgan High Yield Fund Class R6 Shares (a)	154,632	5,505	—	—	(9,277)	150,860	21,864	5,505	—
JPMorgan Income Fund Class R6 Shares (a)	268,098	33,879	—	—	(14,851)	287,126	31,692	7,944	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	67,405	949	68,081	3,348	(3,621)	—	—	948	—
JPMorgan International Equity Fund Class R6 Shares (a)	91,169	6,240	—	—	(12,963)	84,446	4,557	2,047	4,193
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	351,769	14,456	—	—	(27,662)	338,563	17,680	14,456	—
JPMorgan Large Cap Growth Fund Class R6 Shares * (a)	306,788	47,485	—	—	(48,553)	305,720	5,251	—	41,565
JPMorgan Large Cap Value Fund Class R6 Shares (a)	183,431	20,284	—	—	2,266	205,981	10,172	1,941	12,998
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	232,193	1,898	4,536	(114)	(6,733)	222,708	22,564	1,898	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	221,200	26,759	—	—	(21,426)	226,533	19,412	2,593	22,383
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	60,530	19,167	—	—	(11,915)	67,782	1,426	—	5,526
JPMorgan Realty Income Fund Class R6 Shares (a)	120,338	9,437	48,397	8,276	(2,275)	87,379	5,276	800	7,447
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	107,582	46,118	2,835	(132)	(7,257)	143,476	15,378	1,579	310
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	28,605	6,836	—	—	(6,071)	29,370	471	113	4,915
JPMorgan Small Cap Value Fund Class R6 Shares (a)	56,732	13,817	—	—	(8,722)	61,827	2,081	312	8,684
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	73,650	325	16,936	(574)	200	56,665	4,936	326	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	517,096	54,723	48,666	6,249	(19,298)	510,104	24,130	2,978	51,746
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	198,466	40,082	3,103	768	(33,384)	202,829	3,246	898	39,183
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	136,209	250,616	306,009	—	—	80,816	80,816	30	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	269,929	33,705	25,394	992	(15,127)	264,105	7,557	2,057	31,647
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	41,268	837	—	—	(1,487)	40,618	4,170	837	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	196,041	31,927	—	—	(10,344)	217,624	5,344	2,635	24,497

Total	$5,912,355	$959,767	$569,319	$14,625	$(471,384)	$5,846,044		$89,301	$277,942

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.